Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000234653
Shareholder Report [Line Items]
Fund Name	Fairlead Tactical Sector ETF
Trading Symbol	TACK
Security Exchange Name	NYSEArca
Additional Information Phone Number	877-865-9549
Additional Information Website	https://funddocs.filepoint.com/fairlead/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fairlead Tactical Sector ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 22, 2022)
Fairlead Tactical Sector ETF - NAV	10.16%	6.77%
Russell 1000 Equal Weight Index	11.83%	6.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 877-865-9549 or visit https://www.fairleadfunds.com/tack for updated performance information.

Performance Inception Date	Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 271,795,523
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,498,718
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$271,795,523
Number of Portfolio Holdings	9
Advisory Fee	$1,498,718
Portfolio Turnover	38%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Exchange-Traded Funds	99.6%

C000206278
Shareholder Report [Line Items]
Fund Name	Reynders, McVeigh Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	ESGEX
Additional Information Phone Number	1-800-950-6868
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 101,172,801
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 553,539
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$101,172,801
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$553,539
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Communications	5.3%
Materials	5.5%
Financials	6.3%
Consumer Staples	6.7%
Consumer Discretionary	7.7%
Health Care	15.7%
Industrials	21.9%
Technology	29.9%

C000246834
Shareholder Report [Line Items]
Fund Name	The Nightview Fund
Trading Symbol	NITE
Security Exchange Name	NYSEArca
Additional Information Phone Number	(866) 666-7156
Additional Information Website	https://www.nightviewfund.com/
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 30,040,727
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 337,814
InvestmentCompanyPortfolioTurnover	124.00%